Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital Line Items
Disclosure of stock options activities [Table Text Block]
	Year ended December 31,
	2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding - beginning of period	1,935,300	$7.19	2,295,200	$7.51
Expired	(838,600)	6.65	(359,900)	9.22
Outstanding - end of period	1,096,700	$7.61	1,935,300	$7.19

Disclosure of stock options outstanding and exercisable [Table Text Block]
Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
3.90 to 5.50	25,000	25,000	$3.90	7.49
5.51 to 7.00	75,000	75,000	6.41	2.70
7.01 to 8.70	946,700	876,800	7.69	0.82
8.71 to 10.57	50,000	50,000	9.92	3.35
	1,096,700	1,026,800	$7.61	1.21

Disclosure of bonus shares [Table Text Block]
	Year ended December 31,
	2022		2021
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding - beginning of period	270,000	364,000	270,000	364,000
Outstanding - end of period	270,000	364,000	270,000	364,000

Restricted Share Unit (RSU) [Member]
Disclosure Of Classes Of Share Capital Line Items
Disclosure of stock options activities [Table Text Block]
	Year ended December 31,
	2022	2021
Outstanding - beginning of period	1,502,496	1,151,035
Granted	743,110	505,726
Vested	(804,756)	(154,265)
Forfeited	(113,666)	-
Outstanding - end of period	1,327,184	1,502,496

Warrants [Member]
Disclosure Of Classes Of Share Capital Line Items
Disclosure of stock options activities [Table Text Block]
	Year ended December 31,
	2022		2021
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding - beginning of period	745,307	$6.38	3,137,918	$8.04
Expired	-	-	(2,392,611)	8.56
Outstanding - end of period	745,307	$6.38	745,307	$6.38